UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds®]

The Investment Company of America®
Investment portfolio

March 31, 2007
		unaudited
		Market value
Common stocks — 84.68%	Shares	(000)

ENERGY — 9.08%
Baker Hughes Inc.	7,825,000	$ 517,467
Chevron Corp.	19,702,278	1,457,180
ConocoPhillips	11,843,340	809,492
Exxon Mobil Corp.	6,481,500	489,029
Halliburton Co.	9,900,000	314,226
Hess Corp.	3,546,300	196,713
Marathon Oil Corp.	5,950,000	588,038
Murphy Oil Corp.	4,100,000	218,940
Occidental Petroleum Corp.	2,000,000	98,620
Royal Dutch Shell PLC, Class A (ADR)	17,970,000	1,191,411
Royal Dutch Shell PLC, Class B	833,265	27,741
Royal Dutch Shell PLC, Class B (ADR)	2,370,498	157,899
Schlumberger Ltd.	23,450,000	1,620,395
Spectra Energy Corp	2,000,000	52,540
TOTAL SA	5,280,000	370,347
		8,110,038

MATERIALS — 2.91%
Air Products and Chemicals, Inc.	2,750,000	203,390
Alcoa Inc.	5,176,400	175,480
Barrick Gold Corp.	25,856,250	738,196
Barrick Gold Corp. (CAD denominated)	1,114,350	31,844
Dow Chemical Co.	2,890,300	132,549
International Paper Co.	6,997,235	254,699
MeadWestvaco Corp.	4,085,000	125,981
Newmont Mining Corp.	9,500,000	398,905
PPG Industries, Inc.	2,000,000	140,620
Rio Tinto PLC	4,044,473	231,079
Rohm and Haas Co.	1,500,000	77,580
Weyerhaeuser Co.	1,175,000	87,819
		2,598,142

INDUSTRIALS — 10.02%
3M Co.	1,400,000	107,002
Boeing Co.	7,300,000	649,043
Burlington Northern Santa Fe Corp.	4,000,000	321,720
Caterpillar Inc.	8,000,000	536,240
Cummins Inc.	1,700,000	246,024
Deere & Co.	4,400,000	478,016
FedEx Corp.	1,500,000	161,145
General Dynamics Corp.	6,745,800	515,379
General Electric Co.	50,850,000	1,798,056
Illinois Tool Works Inc.	7,400,000	381,840
Mitsubishi Corp.	4,035,000	93,817
Northrop Grumman Corp.	2,400,000	178,128
Parker Hannifin Corp.	1,790,400	154,529
Raytheon Co.	3,399,800	178,354
Siemens AG	2,680,000	286,789
Southwest Airlines Co.	12,000,000	176,400
Tyco International Ltd.	47,160,100	1,487,901
Union Pacific Corp.	1,500,000	152,325
United Parcel Service, Inc., Class B	5,500,000	385,550
United Technologies Corp.	10,190,000	662,350
		8,950,608

CONSUMER DISCRETIONARY — 8.34%
Best Buy Co., Inc.	14,017,300	682,923
Carnival Corp., units	13,350,000	625,581
CBS Corp., Class B	1,250,000	38,237
Clear Channel Communications, Inc.	2,250,000	78,840
Comcast Corp., Class A1	4,286,850	111,244
Ford Motor Co.	2,500,000	19,725
General Motors Corp.	6,750,000	206,820
Harley-Davidson, Inc.	3,500,000	205,625
Honda Motor Co., Ltd.	3,102,500	108,402
Kohl’s Corp.[1]	1,600,000	122,576
Liberty Media Holding Corp., Liberty Interactive, Series A1	4,564,412	108,724
Limited Brands, Inc.[2]	20,042,743	522,314
Lowe’s Companies, Inc.	53,236,600	1,676,421
McDonald’s Corp.	1,600,000	72,080
Omnicom Group Inc.	1,700,000	174,046
Target Corp.	22,475,000	1,331,868
Time Warner Inc.	18,250,000	359,890
TJX Companies, Inc.	8,350,000	225,116
Toyota Motor Corp.	10,055,000	645,373
Viacom Inc., Class B1	3,250,000	133,607
		7,449,412

CONSUMER STAPLES — 8.90%
Altria Group, Inc.	42,500,000	3,731,925
Anheuser-Busch Companies, Inc.	1,500,000	75,690
Avon Products, Inc.	9,520,000	354,715
Coca-Cola Co.	4,000,000	192,000
ConAgra Foods, Inc.	4,500,000	112,095
General Mills, Inc.	1,960,000	114,111
H.J. Heinz Co.	4,475,700	210,895
Kraft Foods Inc., Class A	2,100,000	66,486
PepsiCo, Inc.	14,200,000	902,552
Procter & Gamble Co.	2,800,000	176,848
Reynolds American Inc.	8,923,332	556,905
Sara Lee Corp.	5,000,000	84,600
SYSCO Corp.	1,724,000	58,323
Unilever NV (New York registered)	6,450,000	188,469
UST Inc.	2,000,000	115,960
Walgreen Co.	12,595,000	577,985
Wal-Mart Stores, Inc.	9,118,930	428,134
		7,947,693

HEALTH CARE — 10.58%
Abbott Laboratories	18,111,900	$ 1,010,644
Aetna Inc.	11,975,000	524,385
Amgen Inc.[1]	10,180,000	568,858
AstraZeneca PLC (ADR)	7,924,200	425,133
AstraZeneca PLC (Sweden)	4,909,500	264,319
AstraZeneca PLC (United Kingdom)	3,215,000	173,054
Becton, Dickinson and Co.	1,500,000	115,335
Boston Scientific Corp.[1]	9,394,850	136,601
Bristol-Myers Squibb Co.	26,250,000	728,700
Cardinal Health, Inc.	2,400,000	175,080
Eli Lilly and Co.	14,985,000	804,844
Johnson & Johnson	600,000	36,156
McKesson Corp.	2,600,000	152,204
Medco Health Solutions, Inc.[1]	971,000	70,427
Medtronic, Inc.	10,400,000	510,224
Merck & Co., Inc.	15,750,000	695,677
Novartis AG (ADR)	256,556	14,016
Pfizer Inc	19,500,000	492,570
Roche Holding AG	5,730,000	1,016,125
Schering-Plough Corp.	18,486,300	471,586
UnitedHealth Group Inc.	8,675,000	459,515
WellPoint, Inc.[1]	6,425,000	521,067
Wyeth	1,685,000	84,301
		9,450,821

FINANCIALS — 11.50%
American International Group, Inc.	10,988,900	738,674
Aon Corp.	1,300,000	49,348
Bank of America Corp.	14,675,000	748,718
Berkshire Hathaway Inc., Class A1	3,050	332,420
Capital One Financial Corp.	5,472,000	412,917
Citigroup Inc.	35,210,000	1,807,681
Fannie Mae	25,865,600	1,411,744
Freddie Mac	9,592,500	570,658
Hartford Financial Services Group, Inc.	2,250,000	215,055
HSBC Holdings PLC (ADR)	1,079,588	94,799
HSBC Holdings PLC (United Kingdom)	17,037,111	298,362
JPMorgan Chase Co.	14,750,001	713,605
Lloyds TSB Group PLC	15,000,000	165,379
Marsh & McLennan Companies, Inc.	7,550,000	221,140
National City Corp.	7,600,000	283,100
U.S. Bancorp	8,000,000	279,760
Wachovia Corp.	10,250,000	564,263
Washington Mutual, Inc.	25,400,000	1,025,652
Wells Fargo & Co.	5,660,000	194,874
XL Capital Ltd., Class A	2,000,000	139,920
		10,268,069

INFORMATION TECHNOLOGY — 14.26%
Altera Corp.[1]	6,000,000	119,940
Analog Devices, Inc.	8,050,000	277,645
Applied Materials, Inc.	16,950,000	310,524
Automatic Data Processing, Inc.[1,3,4]	3,625,000	157,597
Canon, Inc.	1,800,000	96,863
Cisco Systems, Inc.[1]	31,320,400	799,610
Corning Inc.[1]	8,500,000	193,290
eBay Inc.[1]	2,600,000	86,190
First Data Corp.	2,600,000	69,940
Google Inc., Class A1	425,100	194,764
Hewlett-Packard Co.	25,350,000	1,017,549
Intel Corp.	40,760,200	779,743
International Business Machines Corp.	11,320,000	1,067,023
KLA-Tencor Corp.	1,825,000	97,309
Linear Technology Corp.	7,600,000	240,084
Maxim Integrated Products, Inc.	14,995,000	440,853
Micron Technology, Inc.[1]	10,000,000	120,800
Microsoft Corp.	60,772,100	1,693,718
Nokia Corp.	45,677,550	1,052,487
Nokia Corp. (ADR)	16,139,750	369,923
Oracle Corp.[1]	92,195,100	1,671,497
Samsung Electronics Co., Ltd.	776,000	464,527
Taiwan Semiconductor Manufacturing Co. Ltd.	159,743,480	327,840
Texas Instruments Inc.	29,900,000	899,990
Xilinx, Inc.	7,650,000	196,835
		12,746,541

TELECOMMUNICATION SERVICES — 5.98%
ALLTEL Corp.	2,000,000	124,000
AT&T Inc.	93,699,461	3,694,570
Qwest Communications International Inc.[1]	36,011,600	323,744
Sprint Nextel Corp., Series 1	53,485,000	1,014,076
Vodafone Group PLC	71,187,500	189,909
		5,346,299

UTILITIES — 2.36%
American Electric Power Co., Inc.	1,000,000	48,750
Dominion Resources, Inc.	7,131,912	633,100
Duke Energy Corp.	4,000,000	81,160
E.ON AG	1,025,000	139,513
Exelon Corp.	5,275,500	362,480
FirstEnergy Corp.	1,138,500	75,414
FPL Group, Inc.	3,800,000	232,446
PPL Corp.	2,900,000	118,610
Public Service Enterprise Group Inc.	5,000,000	415,200
		2,106,673

MISCELLANEOUS — 0.75%
Other common stocks in initial period of acquisition		667,437

Total common stocks (cost: $49,859,256,000)		75,641,733

	Shares or	Market value
Convertible securities — 0.51%	principal amount	(000)

CONSUMER DISCRETIONARY — 0.23%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	3,890,000	$ 139,106
Ford Motor Co. 4.25% convertible notes 2036	$63,200,000	69,994
		209,100

FINANCIALS — 0.09%
Fannie Mae 5.375% convertible preferred	820	82,308

TELECOMMUNICATION SERVICES — 0.19%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$100,000,000	165,875

Total convertible securities (cost: $376,018,000)		457,283

	Principal amount
Short-term securities — 14.92%	(000)

3M Co. 5.18% due 5/29-6/25/2007	$ 75,000	74,241
Abbott Laboratories 5.18%-5.22% due 4/2-5/1/2007[5]	161,000	160,709
American General Finance Corp. 5.20% due 6/5/2007	35,000	34,673
International Lease Finance Corp. 5.19%-5.22% due 4/10-6/19/2007	280,000	278,157
American Express Credit Corp. 5.20%-5.21% due 4/17-6/11/2007	110,000	109,503
Atlantic Industries 5.18%-5.19% due 4/30-6/14/2007[5]	52,715	52,300
Coca-Cola Co. 5.18%-5.20% due 4/5-6/25/2007[5]	262,025	260,193
Bank of America Corp. 5.175%-5.24% due 4/17-7/9/2007	486,400	481,918
Becton, Dickinson and Co. 5.20% due 4/11/2007	15,200	15,176
Brown-Forman Corp. 5.245%-5.25% due 4/13-4/16/2007[5]	45,000	44,904
CAFCO, LLC 5.215%-5.23% due 4/13-6/8/2007[5]	250,000	248,783
Ciesco LLC 5.23% due 4/3-4/18/2007[5]	180,000	179,673
Caterpillar Financial Services Corp. 5.19%-5.22% due 4/2-6/21/2007	100,000	99,513
Chevron Funding Corp. 5.20% due 4/13-4/26/2007	100,000	99,718
CIT Group, Inc. 5.18%-5.23% due 4/2-6/12/2007[5]	223,805	222,330
Clipper Receivables Co., LLC 5.23%-5.24% due 4/5-6/13/2007[5]	475,000	472,719
Edison Asset Securitization LLC 5.22%-5.23% due 4/3-5/8/2007[5]	116,400	115,882
General Electric Capital Corp. 5.22%-5.23% due 4/20-5/14/2007	250,000	248,706
Emerson Electric Co. 5.20% due 4/11/2007[5]	78,000	77,876
Fannie Mae 5.09%-5.155% due 4/4-7/6/2007	770,400	763,805
FCAR Owner Trust I 5.26% due 5/21/2007	50,000	49,627
Federal Farm Credit Banks 5.08%-5.12% due 4/16-7/16/2007	450,000	446,936
Federal Home Loan Bank 5.125%-5.185% due 4/4-6/20/2007	2,096,639	2,083,941
Freddie Mac 5.10%-5.161% due 4/2-7/13/2007	1,452,206	1,439,273
Harley-Davidson Funding Corp. 5.20%-5.21% due 4/24-5/11/2007[5]	47,700	47,498
Harvard University 5.18% due 4/11/2007	25,000	24,960
Hershey Co. 5.18% due 4/19/2007[5]	25,000	24,936
HSBC Finance Corp. 5.21% due 5/18-6/19/2007	150,000	148,525
IBM Capital Inc. 5.19%-5.20% due 6/7-6/18/2007[5]	88,926	88,038
IBM Corp. 5.20%-5.22% due 6/21-6/27/2007[5]	237,050	234,186
International Bank for Reconstruction and Development 5.12%-5.17% due 4/9-6/1/2007	230,000	228,408
Johnson & Johnson 5.17%-5.18% due 4/3-6/22/2007[5]	396,900	395,153
Jupiter Securitization Co., LLC 5.21%-5.24% due 4/10-6/6/2007[5]	335,286	334,051
Park Avenue Receivables Co., LLC 5.21%-5.23% due 4/10-6/12/2007[5]	137,241	136,593
Kimberly-Clark Worldwide Inc. 5.20% due 4/9/2007[5]	25,000	24,967
Merck & Co. Inc. 5.20% due 4/25-4/27/2007	50,000	49,812
NetJets Inc. 5.19%-5.21% due 4/19-5/30/2007[5]	90,000	89,614
Private Export Funding Corp. 5.205%-5.21% due 5/14-6/13/2007[5]	150,150	148,838
Procter & Gamble International Funding S.C.A. 5.21%-5.23% due 4/5-5/22/2007[5]	473,800	471,630
Tennessee Valley Authority 5.12%-5.145% due 5/3-6/14/2007	162,000	160,391
Three Pillars Funding, LLC 5.25%-5.27% due 4/16-4/20/2007[5]	98,037	97,790
Triple-A One Funding Corp. 5.235% due 5/22/2007[5]	15,624	15,506
U.S. Treasury Bills 4.87%-5.04% due 4/26-7/19/2007	1,400,200	1,390,670
Union Bank of California, N.A. 5.27%-5.29% due 4/23-6/27/2007	250,000	249,988
Variable Funding Capital Corp. 5.20%-5.24% due 4/2-6/6/2007[5]	475,000	472,935
Wal-Mart Stores Inc. 5.18%-5.20% due 4/3-7/31/2007[5]	411,800	407,667
Wm. Wrigley Jr. Co. 5.20% due 6/15/2007[5]	20,000	19,784

Total short-term securities (cost: $13,321,879,000)		13,322,496

Total investment securities (cost: $63,557,153,000)		89,421,512
Other assets less liabilities		(96,040)

Net assets		$89,325,472

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $158,000.
4This security has been authorized but has not yet been issued.
5Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $4,844,555,000, which represented 5.42% of the net assets of the fund.

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2007, appear below.

						Market value
					Dividend	of affiliates
					income	at 3/31/07
Company	Beginning shares	Purchases	Sales	Ending shares	(000)	(000)

Limited Brands, Inc.	20,042,743	—	—	20,042,743	$3,006	$522,314

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$26,308,308
Gross unrealized depreciation on investment securities	(473,736)
Net unrealized appreciation on investment securities	25,834,572
Cost of investment securities for federal income tax purposes	63,586,940

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-904-0507-S6886

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ R. Michael Shanahan
R. Michael Shanahan, Vice Chairman and Chief Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ R. Michael Shanahan
R. Michael Shanahan, Vice Chairman and Chief Executive Officer

Date: May 29, 2007

By /s/ Carmelo Spinella
Carmelo Spinella, Treasurer and Principal Financial Officer

Date: May 29, 2007